   As filed with the Securities and Exchange Commission on November 1, 2004


                                                             File No. 333-31172
                                                             File No. 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

          Registration Statement Under The Securities Act of 1933 [X]

                               -----------------


                        Pre-Effective Amendment No.                [_]
                      Post-Effective Amendment No. 18              [X]

                                    and/or

         For Registration Under the Investment Company Act of 1940 [X]
                             Amendment No. 141                     [X]

                       (Check Appropriate Box or Boxes)
                     GE Life & Annuity Separate Account 4

                          (Exact Name of Registrant)

                               -----------------

                     GE Life and Annuity Assurance Company

                           (Exact Name of Depositor)

                               -----------------

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
       Vice President, Associate General Counsel and Assistant Secretary
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------
Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on November 15, 2004 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED NOVEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Subaccount Not Available For New Purchase Payments

The Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new purchase payments on or after November 15, 2004. Any requests for purchases into the International Growth Portfolio -- Service Shares on or after November 15, 2004 will be refused. Assets allocated to the International Growth Portfolio -- Service Shares prior to November 15, 2004 may remain allocated to the Portfolio; however, if such assets are transferred or surrendered from the Portfolio, they may not be reallocated to the Portfolio.

Contract owners participating in an asset rebalancing or dollar cost averaging program in which one of the Portfolios is the Janus Aspen
Series -- International Growth Portfolio -- Service Shares must elect a replacement Portfolio within 30 days of the date of this supplement or the asset rebalancing program or dollar cost averaging program will be terminated.

Two New Subaccounts

Effective November 15, 2004, two new Subaccounts will be available under the contract. The respective Subaccounts will invest in two new Portfolios, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Products Series Fund, Inc.
 -- AllianceBernstein International Value Portfolio -- Class B. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                  Subaccount Investing In          Investment Objective               Adviser
                  ----------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. International   Seeks to provide long-term growth of A I M Advisors, Inc.
INSURANCE FUNDS   Growth Fund -- Series II capital.
                  Shares
                  ----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein        Seeks long-term growth of capital    Alliance Capital
VARIABLE PRODUCTS International Value                                           Management, L.P.
SERIES FUND, INC. Portfolio -- Class B
                  ----------------------------------------------------------------------------------

In addition, Appendix B to your prospectus is amended to include the following:

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, before any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                         Total
                                                                                                       Underlying
                                                              Management 12b-1 Administrative  Other   Portfolio
                                                                 Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund --  Series II Shares        0.75%   0.25%      N/A         0.35%     1.35%

AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B     1.00%   0.25%      N/A         0.49%     1.74%

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, after any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                         Total
                                                                                                       Underlying
                                                              Management 12b-1 Administrative  Other   Portfolio
                                                                 Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B     0.75%   0.25%      N/A         0.49%     1.49%

Asset Allocation Model For Certain Riders Revised

The asset allocation models included in the "Guaranteed Minimum Withdrawal Benefit Rider Option" and "Payment Protection Rider Option" sections of your prospectus are revised as follows to reflect (i) the addition of two new Portfolios, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein International Value Portfolio -- Class B and
(ii) that the Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new purchase payments on or after November 15, 2004:

        CATEGORY PERCENTAGE            AVAILABLE SUBACCOUNTS
        ----------------------------------------------------------------
        LARGE       12%     AIM Variable Insurance Funds -- AIM V.I.
        CAP                   Premier Equity Fund -- Series I Shares
        GROWTH              AllianceBernstein Variable Products Series
                              Fund, Inc. -- AllianceBernstein Premier
                              Growth Portfolio -- Class B
                            Fidelity Variable Insurance Products
                              Fund -- VIP Growth Portfolio -- Service
                              Class 2
                            Greenwich Street Series Fund -- Salomon
                              Brothers Variable Aggressive Growth
                              Fund -- Class II (formerly, Salomon
                              Brothers Variable Emerging Growth Fund)
                            MFS(R) Variable Insurance Trust -- MFS(R)
                              Investors Growth Stock Series -- Service
                              Class Shares
                            Nations Separate Account Trust -- Nations
                              Marsico Growth Portfolio
                            The Prudential Series Fund, Inc.  --
                              Jennison Portfolio -- Class II
        ----------------------------------------------------------------
        LARGE       19%     AIM Variable Insurance Funds -- AIM V.I.
        CAP                   Basic Value Fund -- Series II Shares
        VALUE               AllianceBernstein Variable Products Series
                              Fund, Inc. -- AllianceBernstein Growth
                              and Income Portfolio -- Class B
                            Fidelity Variable Insurance Products Fund
                              -- VIP Equity-Income Portfolio -- Service
                              Class 2
                            Merrill Lynch Variable Series Funds, Inc. --
                               Merrill Lynch Basic Value V.I. Fund --
                               Class III Shares
                            Salomon Brothers Variable Series Funds
                              Inc. -- Salomon Brothers Variable All
                              Cap Fund -- Class II
                            Van Kampen Life Investment Trust  --
                              Comstock Portfolio -- Class II Shares
        ----------------------------------------------------------------
        MID CAP     7%      Fidelity Variable Insurance Products Fund
                              -- VIP Mid Cap Portfolio -- Service
                              Class 2
                            GE Investments Funds, Inc. -- Mid-Cap
                              Value Equity Fund
        ----------------------------------------------------------------

       CATEGORY      PERCENTAGE           AVAILABLE SUBACCOUNTS
       ------------------------------------------------------------------
       SMALL CAP        5%      GE Investments Funds, Inc. -- Small-
                                  Cap Value Equity Fund
                                Merrill Lynch Variable Series Funds, Inc.
                                  -- Merrill Lynch Small Cap Value V.I.
                                  Fund -- Class III Shares
                                MFS(R) Variable Insurance Trust -- MFS(R)
                                  New Discovery Series -- Service
                                  Class Shares
                                Oppenheimer Variable Account Funds
                                  -- Oppenheimer Main Street Small
                                  Cap Fund/VA -- Service Shares
       ------------------------------------------------------------------
       INTERNATIONAL    15%     AIM Variable Insurance Funds -- AIM
                                  V.I. International Growth Fund --
                                   Series II Shares
                                AllianceBernstein Variable Products
                                  Series Fund, Inc. -- AllianceBernstein
                                  International Value Portfolio --
                                  Class B
                                Janus Aspen Series -- International
                                  Growth Portfolio -- Service Shares*
                                Nations Separate Account Trust  --
                                  Nations Marsico International
                                  Opportunities Portfolio
       ------------------------------------------------------------------
       HIGH-YIELD       4%      Federated Insurance Series  --
                                  Federated High Income Bond Fund II
                                  -- Service Shares
                                PIMCO Variable Insurance Trust -- High
                                  Yield Portfolio -- Administrative Class
                                  Shares
       ------------------------------------------------------------------
       BONDS            23%     GE Investments Funds, Inc. -- Income
                                  Fund
                                PIMCO Variable Insurance Trust -- Long-
                                  Term U.S. Government Portfolio  --
                                  Administrative Class Shares
                                PIMCO Variable Insurance Trust -- Total
                                  Return Portfolio -- Administrative
                                  Class Shares
       ------------------------------------------------------------------
       CASH             15%     GE Investments Funds, Inc. -- Money
       EQUIVALENTS                Market Fund
       ------------------------------------------------------------------

                         * The Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new purchase payments on or after November 15, 2004. Any requests for purchases into the Portfolio on or after November 15, 2004 will be refused.

                     SUPPLEMENT DATED NOVEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 SECOND NOTICE

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On June 14, 2004 the Board of Trustees (the "Board") for the Eaton Vance Variable Trust (the "Trust") voted to liquidate the Eaton Vance Variable Trust -- VT Income Fund of Boston (the "Portfolio"). The Board took this action because the Portfolio failed to attract sufficient assets in order to make operating the Portfolio economically feasible. The Board, therefore, determined that continuing the operations of the Portfolio was not in the interests of the Trust, the Portfolio, or the Portfolio's shareholders.

In accordance with the Board's decision to terminate operations, assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on December 15, 2004 to the Dreyfus Variable Investment Fund -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. (You may only invest in up to 10 Subaccounts and the Guarantee Account, if available, at any one time.)

Transfers made from the Portfolio during the period of October 15, 2004 to December 15, 2004 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

                                                                                   Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                Investment Objective            as applicable)
                   --------------------------------------------------------------------------------------------
AIM VARIABLE       AIM V.I. Aggressive Growth          Seeks long-term growth      A I M Advisors, Inc.
INSURANCE FUNDS    Fund -- Series I shares             of capital.
                   --------------------------------------------------------------------------------------------
                   AIM V.I. Blue Chip Fund --          Seeks long-term growth      A I M Advisors, Inc.
                   Series I shares                     of capital. Current
                                                       income is a secondary
                                                       objective.
                   --------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Growth and        Seeks reasonable current    Alliance Capital
VARIABLE PRODUCTS  Income Portfolio -- Class B         income and reasonable       Management, L.P.
SERIES FUND, INC.                                      opportunity for
                                                       appreciation through
                                                       investments primarily in
                                                       dividend-paying common
                                                       stocks of good quality.
                   --------------------------------------------------------------------------------------------
                   AllianceBernstein Premier           Seeks growth of capital     Alliance Capital
                   Growth Portfolio -- Class B         by pursuing aggressive      Management, L.P.
                                                       investment policies.
                   --------------------------------------------------------------------------------------------
AMERICAN CENTURY   VP Income & Growth Fund --          Seeks capital growth.       American Century Investment
VARIABLE PRODUCTS, Class I                             Income is a secondary       Management, Inc.
INC.                                                   objective.
                   --------------------------------------------------------------------------------------------
                   VP International Fund -- Class I    Seeks capital growth.       American Century Investment
                                                                                   Management, Inc.
                   --------------------------------------------------------------------------------------------
                   VP Ultra Fund -- Class I            Seeks long-term capital     American Century Investment
                                                       growth.                     Management, Inc.
                   --------------------------------------------------------------------------------------------
                   VP Value Fund -- Class I            Seeks long-term capital     American Century Investment
                                                       growth. Income is a         Management, Inc.
                                                       secondary objective.
                   --------------------------------------------------------------------------------------------
DREYFUS            Dreyfus Investment Portfolios       Seeks investment            The Dreyfus Corporation
                   MidCap Stock Portfolio --           returns that are greater
                   Initial Shares                      than the total return
                                                       performance of publicly
                                                       traded common stocks
                                                       of medium-size
                                                       domestic companies in
                                                       the aggregate as
                                                       represented by the
                                                       Standard & Poor's 400
                                                       MidCap Index.
                   --------------------------------------------------------------------------------------------
                   Dreyfus Variable Investment         Seeks as high a level of    The Dreyfus Corporation
                   Fund -- Money Market Portfolio      current income as is
                                                       consistent with the
                                                       preservation of capital./1/
                   --------------------------------------------------------------------------------------------
                   The Dreyfus Socially Responsible    Seeks to provide capital    The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial Shares growth. Current income is a secondary
                                                       objective.
                   --------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in this portfolio.

                                                                              Adviser (and Sub-Adviser(s),
                     Subaccount Investing In          Investment Objective           as applicable)
                     -------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund   Seeks high current        Eaton Vance Management
TRUST                                               income.
                     -------------------------------------------------------------------------------------
                     VT Income Fund of Boston       Seeks as much current     Eaton Vance Management
                                                    income as possible. The
                                                    fund primarily invests in
                                                    high yield, high risk
                                                    corporate bonds,
                                                    commonly referred to as
                                                    "junk bonds." The fund
                                                    also seeks reasonable
                                                    preservation of capital
                                                    to the extent attainable
                                                    from such investments,
                                                    and growth of income
                                                    and capital as
                                                    secondary objectives.
                     -------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences   Seeks long-term capital   OrbiMed Advisors, LLC
                     Fund                           growth by investing in a
                                                    worldwide and
                                                    diversified portfolio of
                                                    health sciences
                                                    companies.
                     -------------------------------------------------------------------------------------
FIDELITY VARIABLE    VIP Contrafund(R) Portfolio -- Seeks long-term capital   Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                appreciation.             Research Company
FUND                                                                          (subadvised by Fidelity
                                                                              Management & Research
                                                                              (U.K.) Inc. (FMR U.K.),
                                                                              Fidelity Management &
                                                                              Research (Far East) Inc.
                                                                              (FMR Far East), Fidelity
                                                                              Investments Japan Limited
                                                                              (FIJ) and FMR Co., Inc.
                                                                              (FMRC))
                     -------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio -- Seeks reasonable          Fidelity Management &
                     Service Class 2                income. The Portfolio     Research Company
                                                    will also consider the    (subadvised by FMR Co., Inc.
                                                    potential for capital     (FMRC))
                                                    appreciation. The
                                                    Portfolio's goal is to
                                                    achieve a yield which
                                                    exceeds the composite
                                                    yield on the securities
                                                    comprising the Standard
                                                    & Poor's 500/SM/ Index
                                                    (S&P 500(R))
                     -------------------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --       Seeks long-term growth    Fidelity Management &
                     Service Class 2                of capital.               Research Company
                                                                              (subadvised by Fidelity
                                                                              Management & Research
                                                                              (U.K.), Inc. (FMR U.K.) and
                                                                              Fidelity Management &
                                                                              Research Far East Inc. (FMR
                                                                              Far East))
                     -------------------------------------------------------------------------------------

                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In             Investment Objective           as applicable)
                   ----------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Large Cap Growth         Seeks capital             Franklin Advisors, Inc.
VARIABLE INSURANCE Securities Fund -- Class 2 Shares appreciation
PRODUCTS TRUST     ----------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital             Franklin Mutual Advisors,
                   Class 2 Shares                    appreciation. Income is   LLC
                                                     a secondary goal.
                   ----------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital   Templeton Investment
                   Fund -- Class 2 Shares            growth.                   Counsel, LLC (subadvised
                                                                               by Franklin Advisors, Inc.)
                   ----------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return.  Templeton Investment
                   Fund -- Class 2 Shares                                      Counsel, LLC (subadvised
                                                                               by Franklin Advisors, Inc.)
                   ----------------------------------------------------------------------------------------
GE INVESTMENTS     Total Return Fund                 Seeks the highest total   GE Asset Management
FUNDS, INC.                                          return composed of        Incorporated
                                                     current income and
                                                     capital appreciation, as
                                                     is consistent with
                                                     prudent investment risk.
                   ----------------------------------------------------------------------------------------
J.P. MORGAN SERIES Bond Portfolio                    Seeks high total return   J.P. Morgan Investment
TRUST II                                             consistent with           Management, Inc., a
                                                     moderate risk of capital  subsidiary of J.P. Morgan
                                                     and maintenance of        Chase & Co.
                                                     liquidity.
                   ----------------------------------------------------------------------------------------
                   International Equity Portfolio    Seeks high total return.  J.P. Morgan Investment
                   (formerly, International                                    Management, Inc., a
                   Opportunities Portfolio)                                    subsidiary of J.P. Morgan
                                                                               Chase & Co.
                   ----------------------------------------------------------------------------------------
                   Mid Cap Value Portfolio           Seeks growth from         J.P. Morgan Investment
                                                     capital appreciation.     Management, Inc., a
                                                                               subsidiary of J.P. Morgan
                                                                               Chase & Co.
                   ----------------------------------------------------------------------------------------
                   Small Company Portfolio           Seeks high total return   J.P. Morgan Investment
                                                     from a portfolio of small Management, Inc., a
                                                     company stocks.           subsidiary of J.P. Morgan
                                                                               Chase & Co.
                   ----------------------------------------------------------------------------------------
                   U.S. Large Cap Core Equity        Seeks high total return   J.P. Morgan Investment
                   Portfolio                         from a portfolio of       Management, Inc., a
                                                     selected equity           subsidiary of J.P. Morgan
                                                     securities.               Chase & Co.
                   ----------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Investors Growth Stock     Seeks long-term growth    Massachusetts Financial
INSURANCE TRUST    Series -- Service Class Shares    of capital and future     Services Company ("MFS(R)")
                                                     income rather than
                                                     current income.
                   ----------------------------------------------------------------------------------------
                   MFS(R) Strategic Income           Seeks high current        Massachusetts Financial
                   Series -- Service Class Shares    income. Significant       Services Company
                                                     capital appreciation is a ("MFS(R)")
                                                     secondary objective.
                   ----------------------------------------------------------------------------------------
                   MFS(R) Total Return Series --     Seeks above average       Massachusetts Financial
                   Service Class Shares              income. Reasonable        Services Company ("MFS(R)")
                                                     opportunity for growth of
                                                     capital and income is a
                                                     secondary objective.
                   ----------------------------------------------------------------------------------------

                                                                              Adviser (and Sub-Adviser(s),
                     Subaccount Investing In          Investment Objective           as applicable)
                     -------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Capital           Seeks capital               OppenheimerFunds, Inc.
ACCOUNT FUNDS        Appreciation Fund/VA --       appreciation by
                     Service Shares                investing in securities of
                                                   well-known established
                                                   companies.
                     -------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/ Seeks high total return     OppenheimerFunds, Inc.
                     VA -- Service Shares          (which includes growth
                                                   in the value of its
                                                   shares as well as
                                                   current income) from
                                                   equity and debt
                                                   securities.
                     -------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small Seeks capital               OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares appreciation.
                     -------------------------------------------------------------------------------------
SCUDDER VARIABLE     Scudder Technology Growth     Seeks growth of capital.    Deutsche Asset
SERIES II            Portfolio -- Class B Shares                               Management
                     -------------------------------------------------------------------------------------
                     SVS Dreman High Return Equity Seeks to achieve a high     Deutsche Asset
                     Portfolio -- Class B Shares   rate of total return.       Management (subadvised by
                                                                               Dreman Value Management
                                                                               L.L.C.)
                     -------------------------------------------------------------------------------------
                     SVS Dreman Small Cap Value    Seeks long-term capital     Deutsche Asset
                     Portfolio -- Class B Shares   appreciation.               Management (subadvised by
                                                                               Dreman Value Management
                                                                               L.L.C.)
                     -------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                1-800-352-9910
                                or by writing:
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.

                               Part A and Part B

Part A of Post-Effective Amendment No. 16 and Part B of Post-Effective Amendment No. 17 to this Registration Statement (SEC File No. 333-31172), including the form of the prospectus and any supplements thereto, are herein incorporated by reference.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

  (a) Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

  (b) Exhibits


(1)(a)     Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the
           Establishment of Life of Virginia Separate Account 4. Previously filed on May 1, 1998 with Post-
           Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

(1)(a)(i)  Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of
           Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 033-76334.

(2)        Not Applicable.

(3)(a)     Underwriting Agreement between GE Life and Annuity Assurance Company and Capital
           Brokerage Corporation. Previously filed on December 12, 2001 with Pre-Effective Amendment
           No. 1 to Form S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69786.

  (b)      Dealer Sales Agreement. Previously filed on December 12, 2001 with Pre-Effective Amendment
           No. 1 to Form S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69786.

(4)(a)     Contract Form P1154 4/00. Previously filed on September 2, 2000 with Post-Effective
           Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-31172.

  (b)      Endorsements to Contract.

  (b)(i)   Terminal Illness Nursing Home Endorsement P5122 10/98. Previously filed on May 1, 1998 with
           Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334

  (b)(ii)  IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with Post-Effective Amendment
           No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

  (b)(iii) Roth IRA P5100 6/99. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to
           Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

  (b)(iv)  Optional Death Benefit Rider P5135 4/00. Previously filed on December 18, 1998 with Pre-
           Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-62695.

  (b)(v)   Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on September 1, 2000 with
           Post-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-31172.

  (b)(vi)  Optional Death Benefit Rider P5152 12/00. Previously filed on February 27, 2001 with Post-
           Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-62695.

   (b)(vii)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with
              Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

   (b)(viii)  Monthly Income Benefit Endorsement P5154 12/00. Previously filed on February 27, 2001 with
              Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

   (b)(ix)    Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on February 27, 2001 with
              Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

(4)(b)(x)     Death Provisions Endorsement P5221 1/03. Previously filed on February 18, 2003 with Post-
              Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xi)    Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February 18, 2003 with Post-
              Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xii)   Rollup Death Benefit Rider P5223 1/03. Previously filed on February 18, 2003 with Post-
              Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xiii)  Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03. Previously filed on
              February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 333-31172.

(4)(b)(xiv)   Joint Owner Endorsement P5227 1/03. Previously filed on February 18, 2003 with Post-Effective
              Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
              333-31172.

(4)(b)(xv)    Annuity Cross Funded Endorsement P5228 1/03. Previously filed on February 18, 2003 with
              Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xvi)   Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with
              Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xvii)  GE Life and Annuity Assurance Company Guarantee Account Rider. Previously filed on
              August 19, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 333-31172.

(4)(b)(xviii) Guaranteed Income Rider. Previously filed on December 3, 2003 with Post-Effective Amendment
              No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xix)   Payment Protection Rider. Previously filed on February 23, 2004 with Post-Effective Amendment
              No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(b)(xx)    Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on February 23, 2004 with
              Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-47732.

(5)(a)        Form of Application. Previously filed on February 25, 2000 with the initial filing to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(6)(a)        Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company.
              Previously filed on September 2, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
              Life & Annuity Separate Account 4, Registration No. 333-31172.


   (b)      Amended and Restated By-Laws of GE Life and Annuity Assurance Company. Previously filed on September 2, 2000 with Post-Effective Amendment 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

(7)         Not Applicable.

(8)(a)      Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
            Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

   (a)(i)   Amendment to Participation Agreement Referencing Policy Form Numbers. Previously filed on
            May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 033-76334.

   (a)(ii)  Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
            Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May
            1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 033-76334.

   (a)(iii) Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
            Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May
            1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 033-76334.

   (a)(iv)  Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity Distributors
            Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with
            Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-31172.

   (b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management
            Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account, Registration
            No. 033-76334.

   (b)(i)   Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and The Life Insurance Company of Virginia. Previously filed on June
            2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-31172.

   (c)      Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
            Corporation and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

   (c)(i)   Amendment to Variable Insurance Products Fund II, Fidelity Distributors Corporation and GE
            Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
            Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-31172.

   (d)      Participation Agreement between Janus Capital Corporation and Life of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 033-76334.

   (d)(i)   Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and
            Annuity Assurance Company. Filed herewith.

   (e)      Participation Agreement between Insurance Management Series, Federated Securities
            Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.


(e)(i)  Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
        Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-31172.

(f)     Participation Agreement between Variable Insurance Products Fund III and The Life Insurance
        Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment
        No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(f)(i)  Amendment to Variable Insurance Products Fund III, Fidelity Distributors Corporation and GE
        Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
        Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-31172.

(g)     Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company
        of Virginia. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(g)(i)  Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 30, 1999 with Post-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-62695.

(g)(ii) Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
        Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 033-76334.

(h)     Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity
        Assurance Company. Previously filed on April 28, 2000 with Post-Effective Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(i)     Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and
        Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(j)     Form of Participation Agreement between Dreyfus and GE Life and Annuity Assurance
        Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE
        Life & Annuity Separate Account 4, Registration No. 333-31172.

(k)     Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(l)     Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(m)     Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance
        Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE
        Life & Annuity Separate Account 4, Registration No. 333-31172.

(n)     Participation Agreement between Franklin Templeton Variable Insurance Products Trust and GE
        Life and Annuity Assurance Company. Participation Agreement between Van Kampen Life
        Investment Trust and GE Life and Annuity Assurance Company. Previously filed on September
        13, 2002 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate
        Account 4, Registration No. 333-31172.

(o)     Participation Agreement between Greenwich Street Series Trust and GE Life and Annuity
        Assurance Company. Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to
        Form N-4 for GE Life & Annuity Separate Accounts to Form N-4 Registration No. 333-31172.


 (p)    Participation Agreement between Nations Separate Account Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit (h)(32) with Post-Effective Amendment No. 6 to
        Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.

    (q) Participation Agreement between Merrill Lynch Variable Series Funds, Inc. and GE Life and
        Annuity Assurance Company. Previously filed on April 30, 2004 with Post Effective Amendment
        No. 16 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (r)    Participation Agreement between Eaton Vance Variable Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit (h)(31) with Post-Effective Amendment No. 6 to
        Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.

 (s)    Participation Agreement between The Prudential Series Fund, Inc. and GE Life and Annuity
        Assurance Company. Previously filed on April 30, 2001 with Post-Effective Amendment No. 5 to
        Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (t)    Participation Agreement between Van Kampen Life Investment Trust and GE Life and Annuity
        Assurance Company. Previously filed on September 13, 2002 with Post-Effective Amendment
        No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (u)    Participation Agreement between Salomon Brothers Variable Series Funds and The Life
        Insurance Company of Virginia. Previously filed on December 18, 1998 with Pre-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-62695.

 (v)    Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and
        Annuity Assurance Company. Filed herewith.

 (9)    Opinion of Counsel. Previously filed on April 30, 2004 with Post Effective Amendment No. 16 to
        Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(10)    Consent of Independent Auditors. Previously filed on April 30, 2004 with Post Effective
        Amendment No. 16 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-31172.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with
        Post-Effective Amendment 4 to Form N-4 for GE Life & Annuity Separate Account 4,
        Registration No. 033-76334.

(14)    Power of Attorney dated March 30, 2004. Previously filed on April 30, 2004 with Post Effective
        Amendment No. 16 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-31172.


Item 25.  Directors and Officers of GE Life and Annuity Assurance Company


Paul A. Haley............ Director, Senior Vice President and Chief Actuary

Robert T. Methven........ Director

Daniel C. Munson......... Director and Vice President

Leon E. Roday(1)......... Director and Senior Vice President

Pamela S. Schutz......... Chairperson of the Board, President and Chief Executive Officer

Geoffrey S. Stiff........ Director and Senior Vice President

Thomas M. Stinson(2)..... Director and Senior Vice President

John G. Apostle II....... Senior Vice President and Chief Compliance Officer

Thomas E. Duffy.......... Senior Vice President, General Counsel and Secretary


  J. Kevin Helmintoller.... Senior Vice President and Chief Financial Officer

  William R. Wright, Jr.(1) Senior Vice President and Chief Investment Officer

  Heather C. Harker........ Vice President and Associate General Counsel

  John E. Karaffa.......... Vice President and Controller

  Gary T. Prizzia(1)....... Treasurer



The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.



(1) The principal business address is GE Financial Assurance Holdings, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.


(2) The principal business address is GE Financial Assurance, 6630 W. Broad Street, Richmond, Virginia 23230.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

Item 27.  Number of Contractowners


   There were 11,526 owners of Qualified Contracts and 11,333 owners of Non-Qualified Contracts as of September 1, 2004.


Item 28.  Indemnification

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Article V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

      (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

      (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

      (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

      (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

      (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

      (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts II and 4.


   (b)


            Name                    Address       Positions and Offices with Underwriter
            ----                    -------       --------------------------------------
James J. Buddle............... 6620 W. Broad St.  Director
                               Richmond, VA 23230
Robert T. Methven............. 3001 Summer St.    Director, President and Chief Executive
                               2nd Floor          Officer
                               Stamford, CT 06905

            Name                       Address            Positions and Offices with Underwriter
            ----                       -------            --------------------------------------
Geoffrey S. Stiff............. 6610 W. Broad St.        Director and Senior Vice President
                               Richmond, VA 23230
Richard P. McKenney........... 6620 W. Broad St.        Senior Vice President
                               Richmond, VA 23230
Edward J. Wiles, Jr........... 3001 Summer St.,         Senior Vice President and Chief Compliance
                               2nd Floor                Officer
                               Stamford, CT 06905
Ward E. Bobitz................ 6620 W. Broad Street     Vice President and Assistant Secretary
                               Richmond, VA 23230
Joan H. Cleveland............. 700 Main St.             Vice President
                               Lynchburg, VA 24504
Brenda A. Daglish............. 6604 West Broad St.      Vice President and Assistant Treasurer
                               Richmond, VA 23230
William E. Daner, Jr.......... 6610 W. Broad St.        Vice President, Counsel and Secretary
                               Richmond, VA 23230
Melissa K. Gray............... 6620 W. Broad St.        Vice President
                               Richmond, VA 23230
Kelly L. Groh................. 6610 W. Broad Street     Vice President and Chief Financial Officer
                               Richmond, Virginia 23230
Richard J. Kannan............. 6610 W. Broad St.        Vice President
                               Richmond, VA 23230
John E. Karaffa............... 6610 W. Broad St.        Vice President, Controller and Financial &
                               Richmond, VA 23230       Operations Principal
James J. Kuncl................ 6620 W. Broad St.        Vice President
                               Richmond, VA 23230
Jamie S. Miller............... 6620 W. Broad St.        Vice President
                               Richmond, VA 23230
Gary T. Prizzia............... 6620 W. Broad Street     Treasurer
                               Richmond, VA 23230
Russell S. Rubino............. 6620 W. Broad St.        Vice President
                               Richmond, VA 23230


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

   (d) GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   GE Life and Annuity Assurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity Assurance Company and the GE Life & Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   GE Life and Annuity Assurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 1st day of November, 2004.


                                          GE LIFE & ANNUITY SEPARATE ACCOUNT 4
                                          (Registrant)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff
                                             Director and Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

                                          GE LIFE AND ANNUITY ASSURANCE COMPANY
                                          (Depositor)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff
                                             Director and Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


            Name                           Title                    Date
            ----                           -----                    ----

               *               Chairperson of the Board,      November 1, 2004
-----------------------------    President and Chief
      Pamela S. Schutz           Executive Officer

               *               Director, Senior Vice          November 1, 2004
-----------------------------    President and Chief Actuary
        Paul A. Haley

               *               Director and Senior Vice       November 1, 2004
-----------------------------    President
        Leon E. Roday

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       November 1, 2004
-----------------------------    President
      Geoffrey S. Stiff

               *               Director and Senior Vice       November 1, 2004
-----------------------------    President
      Thomas M. Stinson

               *               Senior Vice President,         November 1, 2004
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

 /s/  J. KEVIN HELMINTOLLER    Senior Vice President and      November 1, 2004
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

            Name                           Title                    Date
            ----                           -----                    ----

               *               Vice President and Controller  November 1, 2004
-----------------------------
       John E. Karaffa


*By: /s/  GEOFFREY S. STIFF , pursuant to Power of Attorney executed on March 30, 2004.
     ----------------------
       Geoffrey S. Stiff

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